Capital adequacy	6 Months Ended
Jun. 30, 2019
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12. For further information on capital adequacy and risks, see Note 30 in SEK's 2018 Annual Report on Form 20-F and see SEK's 2018 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2019	December 31, 2018
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	19.9	20.1
Tier 1 capital ratio	19.9	20.1
Total capital ratio	19.9	20.1
[1]

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2019		December 31, 2018
Buffers requirement	Skr mn	percent[1]	Skr mn	percent[1]
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	7,616	8.5	7,380	8.5
of which minimum Common Equity Tier 1 requirements[2]	4,047	4.5	3,917	4.5
of which Capital conservation buffer	2,249	2.5	2,176	2.5
of which Countercyclical buffer	1,320	1.5	1,287	1.5
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer[3]	10,703	11.9	10,534	12.1
[1]	Expressed as a percentage of total risk exposure amount.
[2]

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

[3]

Common Equity Tier 1 capital ratio as reported less the minimum requirement of  4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK in 2018 did not have any Additional Tier 1 or Tier 2 capital. In 2017, Common Equity Tier 1 capital was not used to meet the Tier 2 requirements as Tier 2 capital existed and was used to meet the Tier 2 requirements.

	June 30, 2019		December 31, 2018
Total capital requirement including buffers	Skr mn	percent[1]	Skr mn	percent[1]
Total CRR capital requirement[2]	10,764	12.0	10,427	12.0
Total FSA capital requirement (calculated as of March 31, 2019)[3]	14,674	16.4	14,464	16.6
[1]	Expressed as a percentage of total risk exposure amount.
[2]	The requirement includes the minimum requirement of 8%, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
[3]

The requirement includes the minimum requirement of 8%, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below.  Current figures calculated with one quarter lag. Comparison figures based on year-end figures.

	Capital situation per June 30, 2019,
	calculation based on reported values as of
	March 31, 2019		December 31, 2018
Additional Capital requirement according to Swedish FSA	Skr mn	percent[1]	Skr mn	percent[1]
Credit-related concentration risk	2,089	2.3	2,089	2.4
Interest rate risk in the banking book	844	1.0	844	1.0
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.1
Capital planning buffer	99	0.1	157	0.2
Total Additional Capital requirement according to Swedish FSA	3,979	4.4	4,037	4.7
[1]	Expressed as a percentage of total risk exposure amount.

Own funds -- Adjusting items

Skr mn	June 30, 2019	December 31, 2018
Share capital	3,990	3,990
Retained earnings	12,842	11,239
Accumulated other comprehensive income and other reserves[1]	1,270	1,256
Independently reviewed profit net of any foreseeable charge or dividend	417	1,615
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,519	18,100
Additional value adjustments due to prudent valuation	-495	-496
Intangible assets	-49	-43
Fair value reserves related to gains or losses on cash flow hedges	0	-6
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	67	112
Negative amounts resulting from the calculation of expected loss amounts	-132	-136
Total regulatory adjustments to Common Equity Tier 1 capital	-609	-569
Total Common Equity Tier 1 capital	17,910	17,531
Additional Tier 1 capital	—	—
Total Tier 1 capital	17,910	17,531
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	17,910	17,531
[1]	The equity-portions of untaxed reserves is included in the line “Accumulated other comprehensive income and other reserves”.
[2]

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of June 30, 2019, the limitation rule has not had any effect (year-end 2018: no effect).

Minimum capital requirements exclusive of buffer

	June 30, 2019			December 31, 2018
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates[2]	1,670	1,670	134	1,701	1,701	136
Total credit risk standardized method	1,670	1,670	134	1,701	1,701	136

Credit risk IRB method
Central Governments	169,356	9,684	775	171,572	9,905	792
Financial institutions[3]	37,099	9,807	784	33,953	9,880	790
Corporates [4]	118,448	62,524	5,002	113,987	59,486	4,760
Assets without counterparty [5]	159	159	13	90	90	7
Total credit risk IRB method	325,062	82,174	6,574	319,602	79,361	6,349

Credit valuation adjustment risk	n.a.	2,303	184	n.a.	2,037	163
Foreign exchange risk	n.a.	721	58	n.a.	879	70
Commodities risk	n.a.	10	1	n.a.	10	1
Operational risk	n.a.	3,066	245	n.a.	3,066	245
Total	326,732	89,944	7,196	321,303	87,054	6,964
[1]	Exposure at default (EAD) shows the size of the outstanding exposure at default.
[2]	For the small and medium-sized enterprises category, with an annual turnover not exceeding EUR 50 million, the standardized method for calculating the capital requirement is applied from Q1 2019.
[3]

Of which counterparty risk in derivatives: EAD Skr 5,050 million (year-end 2018: Skr 4,525 million), Risk exposure amount of Skr 1,854 million (year-end 2018: Skr 1,668 million) and Capital requirement of Skr 148 million (year-end 2018: Skr 133 million).

[4]

Of which related to specialized lending: EAD Skr 3,602 million (year-end 2018: Skr 3,400 million), Risk exposure amount of Skr 2,374 million (year-end 2018: Skr 2,157 million) and Capital requirement of Skr 190 million (year-end 2018: Skr 173 million).

[5]

As of January 1, 2019, SEK applies the new accounting standard IFRS 16 Leases, which means that leasing contracts are reported as an asset with rights-of-use. At the beginning of 2019, IFRS 16 resulted in increased assets of Skr 94 million.

Credit risk

For risk classification and quantification of credit risk, SEK uses the IRB approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with CRR. The Swedish FSA has approved SEK’s IRB approach. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the mark-to-market method.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden is 2.0 percent. The Swedish FSA has decided to raise the countercyclical buffer rate from 2.0 to 2.5 percent. The amendments will enter into force on September 19, 2019. As of June 30, 2019, the capital requirement related to relevant exposures in Sweden is 68 percent (year-end 2018: 70 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2019, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.1 percentage points (year- end 2018: 0.08 percentage points). SEK has not been classified as a systemically important institution by any financial regulatory authority. The capital buffer requirements for systemically important institutions that came into force January 1, 2016 therefore do not apply to SEK.

Leverage Ratio

Skr mn	June 30, 2019	December 31, 2018
Exposure measure for the leverage ratio
On-balance sheet exposures	283,087	281,529
Off-balance sheet exposures	37,239	33,159
Total exposure measure	320,326	314,688
Leverage ratio	5.6%	5.6%

The leverage ratio is defined by CRR as the quotient of the Tier 1 capital and an exposure measure. Currently there is no minimum requirement for the leverage ratio. The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.

Internally assessed economic capital excl. buffer

Skr mn	June 30, 2019	December 31, 2018
Credit risk	7,537	7,008
Operational risk	239	239
Market risk	1,030	1,094
Other risks	184	163
Capital planning buffer	992	1,966
Total	9,982	10,470

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result  of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see Note 30 of SEK’s 2018 Annual Report on Form 20-F.